January 2, 2025

Daniel Greenspan, Esquire
U.S. Securities & Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re: T. Rowe Price All-Cap Opportunities Funds, Inc.
 T. Rowe Price All-Cap Opportunities Fund

  T. Rowe Price All-Cap Opportunities Fund—Advisor Class

  T. Rowe Price All-Cap Opportunities Fund—I Class

  T. Rowe Price All-Cap Opportunities Fund—Z Class

File Nos.: 002-99122/811-4358

Dear Mr. Greenspan:

This letter is being filed in accordance with Rule 497(j) of the Securities Act of 1933. There are no changes to the Funds prospectus and Statement of Additional Information (“SAI”) that were filed under Rule 485(b) on December 23, 2024.

The Funds prospectus and SAI went effective automatically on January 1, 2025.

If you have any questions about this filing, please give me a call at 410-345-6646 or email me at brian.poole@troweprice.com.

Sincerely,

/s/Brian R. Poole
Brian R. Poole

Vice President and Managing Legal Counsel, T. Rowe Price Associates, Inc.